Note 12 - Deferred Exploration and Evaluation Expenditure - Deferred Exploration and Evaluation Expenditure Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balances	$ 74,255	$ 35,636
Exploration and feasibility investments	4,301	23,478
Share based compensation of exploration and feasibility personnel	1,743	16,424
Additions	6,044	39,902
Disposal	(459)	0
Asset retirement cost	(143)	(2,823)
Foreign currency translation adjustment of subsidiaries	(11,884)	1,540
Balances	$ 67,813	$ 74,255